Organization, Principal Activities and Management’s Plans - Schedule of Upon the Reorganization and As At the Date of This Report Details of the Subsidiary Companies (Details)	12 Months Ended
Oct. 31, 2025
Decent Hong Kong Holding International Limited (“Decent HK”) [Member]
Schedule of Upon the Reorganization and As At the Date of This Report Details of the Subsidiary Companies [Line Items]
Date of Incorporation	Feb. 24, 2022
Place of Incorporation	Hong Kong
% of Ownership	100.00%
Principal Activities	Investment Holding
Shandong Naxin Ecological Environment Engineering Co., Limited (“WFOE”) [Member]
Schedule of Upon the Reorganization and As At the Date of This Report Details of the Subsidiary Companies [Line Items]
Date of Incorporation	Sep. 30, 2022
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Investment Holding
Shandong Dingxin Ecology Environmental Co., Limited (“Decent China”) [Member]
Schedule of Upon the Reorganization and As At the Date of This Report Details of the Subsidiary Companies [Line Items]
Date of Incorporation	Sep. 05, 2011
Place of Incorporation	PRC
% of Ownership	100.00%
Principal Activities	Wastewater treatment, river water quality management, and microbial product sales